Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiaries and Variable Interest Entities of Acorn International

As of December 31, 2012, the subsidiaries of Acorn International were as follows:

Name of subsidiaries	Percentage of ownership	Date of incorporation	Place of incorporation
China DRTV, Inc. (“China DRTV”)	100%	March 4, 2004	BVI
Smooth Profit Limited (“Smooth Profit”)	100%	September 18, 2007	BVI
MK AND T Communications Limited (“MK AND T”)	100%	October 27, 1998	Hong Kong
Bright Rainbow Investments Limited (“Bright Rainbow”)	100%	October 29, 2007	Hong Kong
Shanghai Acorn Advertising Broadcasting Co., Ltd. (“Shanghai Advertising”)	100%	August 19, 2004	PRC
Shanghai HJX Digital Technology Co., Ltd. (“Shanghai HJX”)	100%	August 23, 2004	PRC
Acorn International Electronic Technology (Shanghai) Co., Ltd. (“Acorn Electronic”)	100%	August 23, 2004	PRC
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”)	100%	August 27, 2004	PRC
Beijing Acorn Youngleda Oxygen Generating Co., Ltd. (“Beijing Youngleda”)	100%	October 20, 2004	PRC
Yiyang Yukang Communication Equipment Co., Ltd. (“Yiyang Yukang”)	100%	November 29, 2005	PRC
Zhuhai Sunrana Bio-tech Co., Ltd. (“Zhuhai Sunrana”)	51%	June 16, 2006	PRC
Shanghai Acorn Enterprise Management Consulting Co., Ltd. (“Acorn Consulting”)	100%	November 8, 2006	PRC
Zhuhai Acorn Electronic Technology Co., Ltd. (“Zhuhai Acorn”)	100%	September 26, 2006	PRC
Beijing HJZX Software Technology Development Co., Ltd. (“Beijing HJZX”)	100%	January 22, 2007	PRC
Zhongshan Meijin Digital Technology Co., Ltd. (“Zhongshan Meijin”)	75%	February 13, 2007	PRC
Acorn Trade (Shanghai) Co., Ltd. (“Acorn Trade”)	100%	December 13, 2007	PRC
Shanghai Acorn HJX Software Technology Development Co., Ltd. (“HJX Software”)	100%	May 12, 2009	PRC
Wuxi Acorn Enterprise Management Consulting Co., Ltd. (“Wuxi Acorn”)	100%	January 29, 2010	PRC

Summary of Financial Information of Group's Two Variable Interest Entities

Summary financial information of the Group’s two VIEs included in the accompanying consolidated financial statements is as follows:

	For the years ended December 31,
	2010	2011	2012
Net revenues	$195,749,845	$290,145,402	$190,302,130

Net income	$5,243,804	$6,876,485	$1,765,918

Variable Interest Entity, Primary Beneficiary
Subsidiaries and Variable Interest Entities of Acorn International

As of December 31, 2012, the variable interest entities of Acorn International were as follows:

Name of variable interest entities	Date of incorporation	Place of incorporation
Beijing Acorn Trade Co., Ltd. (“Beijing Acorn”)	March 19, 1998	PRC
Shanghai Acorn Network Technology Development Co., Ltd. (“Shanghai Network”)	November 2, 2004	PRC